IMPAIRMENT OF NON-FINANCIAL ASSETS (Details) - Weighted average cost of capital, measurement input [member]	Dec. 31, 2023
Chile [Member]
IfrsStatementLineItems [Line Items]
Weighted average cost of capital	9.83%
Panama [Member]
IfrsStatementLineItems [Line Items]
Weighted average cost of capital	10.72%
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Weighted average cost of capital	12.38%